SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

The Plan Sponsor evaluated subsequent events and transactions that occurred after the Statement of Net Assets Available for Benefits date up to the date that the financial statements were issued. Based upon this review, the Plan Sponsor did not identify any subsequent events that would have required adjustment or disclosure in the Plan’s financial statements, except as follows:

On April 18, 2026, TopBuild entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with QXO, Inc., a Delaware corporation, and certain wholly owned subsidiaries of QXO. Under the terms of the Merger Agreement, at the effective time of the merger of Titanium MergerCo, Inc., a subsidiary of QXO, with and into TopBuild with TopBuild surviving as a wholly owned subsidiary of QXO (the “Titanium Merger effective time”), each share of issued and outstanding common stock of TopBuild (subject to certain exceptions and elections) will be converted into the right to receive one of the following forms of consideration, subject to proration as described in the Merger Agreement: (i) an amount in cash equal to $505.00 or (ii) 20.200 shares of common stock of QXO (the “QXO Transaction”).

The QXO Transaction has been unanimously approved by the boards of directors of both companies and is subject to customary closing conditions, including, among other things, approval by of TopBuild’s and QXO’s stockholders.

Except as not permitted by a collective bargaining agreement, QXO may request, no less than ten business days prior to the Titanium Merger effective time, that, solely to the extent that QXO has established a defined contribution plan that includes a qualified cash or deferred arrangement within the meaning of Section 401(k) of the Code at or prior to the Titanium Merger effective time (“QXO 401(k) Plan”), to cause TopBuild to terminate, effective as of the day immediately prior to the Titanium Merger effective time and contingent upon the occurrence of the closing of the mergers, any TopBuild benefit plan that is a defined contribution plan intended to be qualified under Section 401(a) of the Code (“TopBuild 401(k) Plan”). QXO will permit each TopBuild employee who is then actively employed and participating in the TopBuild 401(k) Plan to elect a “direct rollover” of “eligible rollover distributions” (within the meaning of Section 401(a)(31) of the Code) in the form of cash, promissory notes (in the case of outstanding loans) or a combination thereof in an amount equal to the full account balance (including earnings thereon) distributed to such TopBuild employee from the TopBuild 401(k) Plan. If the TopBuild 401(k) Plan is terminated pursuant to QXO’s request in accordance with the preceding sentence, each TopBuild employee will be eligible to participate in a QXO 401(k) plan as of the Titanium Merger effective time.